Guarantor Subsidiaries (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Guarantor's Balance Sheet

The following consolidating schedules present financial information on a combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(d):

(In thousands)	March 31, 2015
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$7	$49,621	$239,386	$-	$289,014
Accounts receivable, net of allowance	-	-	611,099	630,976	-	1,242,075
Intercompany receivables(1)	-	1,593,835	-	142,765	(1,736,600)	-
Prepaid expenses	-	3,806	86,216	154,818	-	244,840
Other current assets	-	23,569	61,525	69,965	(13,435)	141,624

Total Current Assets	-	1,621,217	808,461	1,237,910	(1,750,035)	1,917,553
Structures, net	-	-	-	1,567,653	-	1,567,653
Other property, plant and equipment, net	-	-	753,932	264,205	-	1,018,137
Indefinite-lived intangibles - licenses	-	-	2,411,259	-	-	2,411,259
Indefinite-lived intangibles - permits	-	-	-	1,065,810	-	1,065,810
Other intangibles, net	-	-	741,439	400,042	-	1,141,481
Goodwill	-	-	3,366,558	804,074	-	4,170,632
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	886,321	(886,321)	-
Investment in subsidiaries	(10,337,218)	4,125,095	(111,683)	-	6,323,806	-
Other assets	-	104,819	54,783	752,412	(622,606)	289,408

Total Assets	$(10,337,218)	$6,813,131	$8,024,749	$6,978,427	$2,102,844	$13,581,933

Accounts payable	$-	$-	$58,111	$74,308	$-	$132,419
Accrued expenses	-	(61,802)	346,621	433,599	-	718,418
Intercompany payable(1)	-	-	1,736,600	-	(1,736,600)	-
Accrued interest	-	172,122	-	4,274	(13,435)	162,961
Deferred income	-	-	84,921	132,098	-	217,019
Current portion of long-term debt	-	-	144	2,700	-	2,844

Total Current Liabilities	-	110,320	2,226,397	646,979	(1,750,035)	1,233,661
Long-term debt	-	16,165,799	4,989	4,928,335	(615,928)	20,483,195
Long-term intercompany payable	-	886,321	-	-	(886,321)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	-	(32,570)	957,743	642,120	(328)	1,566,965
Other long-term liabilities	-	20,478	201,336	229,981	-	451,795
Total member’s interest (deficit)	(10,337,218)	(10,337,217)	3,672,284	531,012	6,317,456	(10,153,683)

Total Liabilities and Member’s Equity	$(10,337,218)	$6,813,131	$8,024,749	$6,978,427	$2,102,844	$13,581,933

(1)	The intercompany payable balance includes approximately $5.8 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)	December 31, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$7	$225,402	$231,615	$-	$457,024
Accounts receivable, net of allowance	-	-	695,356	699,892	-	1,395,248
Intercompany receivables(1)	-	1,875,543	-	138,890	(2,014,433)	-
Prepaid expenses	-	1,671	55,092	134,809	-	191,572
Other current assets	-	24,522	48,490	93,656	(30,369)	136,299

Total Current Assets	-	1,901,743	1,024,340	1,298,862	(2,044,802)	2,180,143
Structures, net	-	-	-	1,614,199	-	1,614,199
Other property, plant and equipment, net	-	-	792,599	292,266	-	1,084,865
Indefinite-lived intangibles - licenses	-	-	2,411,071	-	-	2,411,071
Indefinite-lived intangibles - permits	-	-	-	1,066,748	-	1,066,748
Other intangibles, net	-	-	787,772	418,955	-	1,206,727
Goodwill	-	-	3,366,558	820,866	-	4,187,424
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	947,806	(947,806)	-
Investment in subsidiaries	(9,875,294)	4,236,322	7,269	-	5,631,703	-
Other assets	-	102,020	55,690	731,598	(600,243)	289,065

Total Assets	$(9,875,294)	$7,202,085	$8,445,299	$7,191,300	$1,076,852	$14,040,242

Accounts payable	$-	$-	$56,093	$76,165	$-	$132,258
Accrued expenses	-	(97,506)	348,479	548,502	-	799,475
Intercompany payable(1)	-	-	2,014,433	-	(2,014,433)	-
Accrued interest	-	278,502	-	4,767	(30,369)	252,900
Deferred income	-	-	79,110	96,938	-	176,048
Current portion of long-term debt	-	-	143	3,461	-	3,604

Total Current Liabilities	-	180,996	2,498,258	729,833	(2,044,802)	1,364,285
Long-term debt	-	15,998,144	5,030	4,930,468	(611,228)	20,322,414
Long-term intercompany payable	-	947,806	-	-	(947,806)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	-	(70,053)	988,675	646,919	(1,653)	1,563,888
Other long-term liabilities	-	20,485	199,517	234,861	-	454,863
Total member’s interest (deficit)	(9,875,294)	(9,875,293)	3,791,819	649,219	5,644,341	(9,665,208)

Total Liabilities and Member’s Equity	$(9,875,294)	$7,202,085	$8,445,299	$7,191,300	$1,076,852	$14,040,242

(1)	The intercompany payable balance includes approximately $6.7 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

The following consolidating schedules present financial information on a combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(d):

(In thousands)	December 31, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$7	$225,402	$231,615	$-	$457,024
Accounts receivable, net of allowance	-	-	695,356	699,892	-	1,395,248
Intercompany receivables(1)	-	1,875,543	-	138,890	(2,014,433)	-
Prepaid expenses	-	1,671	55,092	134,809	-	191,572
Other current assets	-	24,522	48,490	93,656	(30,369)	136,299

Total Current Assets	-	1,901,743	1,024,340	1,298,862	(2,044,802)	2,180,143
Structures, net	-	-	-	1,614,199	-	1,614,199
Other property, plant and equipment, net	-	-	792,599	292,266	-	1,084,865
Indefinite-lived intangibles - licenses	-	-	2,411,071	-	-	2,411,071
Indefinite-lived intangibles - permits	-	-	-	1,066,748	-	1,066,748
Other intangibles, net	-	-	787,772	418,955	-	1,206,727
Goodwill	-	-	3,366,558	820,866	-	4,187,424
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	947,806	(947,806)	-
Investment in subsidiaries	(9,875,294)	4,236,322	7,269	-	5,631,703	-
Other assets	-	102,020	55,690	731,598	(600,243)	289,065

Total Assets	$(9,875,294)	$7,202,085	$8,445,299	$7,191,300	$1,076,852	$14,040,242

Accounts payable	$-	$-	$56,093	$76,165	$-	$132,258
Accrued expenses	-	(97,506)	348,479	548,502	-	799,475
Intercompany payable(1)	-	-	2,014,433	-	(2,014,433)	-
Accrued interest	-	278,502	-	4,767	(30,369)	252,900
Deferred income	-	-	79,110	96,938	-	176,048
Current portion of long-term debt	-	-	143	3,461	-	3,604

Total Current Liabilities	-	180,996	2,498,258	729,833	(2,044,802)	1,364,285
Long-term debt	-	15,998,144	5,030	4,930,468	(611,228)	20,322,414
Long-term intercompany payable	-	947,806	-	-	(947,806)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	-	(70,053)	988,675	646,919	(1,653)	1,563,888
Other long-term liabilities	-	20,485	199,517	234,861	-	454,863
Total member’s interest (deficit)	(9,875,294)	(9,875,293)	3,791,819	649,219	5,644,341	(9,665,208)

Total Liabilities and Member’s Equity	$(9,875,294)	$7,202,085	$8,445,299	$7,191,300	$1,076,852	$14,040,242

(1)	The intercompany payable balance includes approximately $6.7 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)	December 31, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$9	$182,152	$525,990	$-	$708,151
Accounts receivable, net of allowance	-	-	727,419	713,082	-	1,440,501
Intercompany receivables(1)	-	3,022,719	-	61,825	(3,084,544)	-
Prepaid expenses	-	1,743	56,070	145,672	-	203,485
Other current assets	-	22,184	69,474	341,948	(272,449)	161,157

Total Current Assets	-	3,046,655	1,035,115	1,788,517	(3,356,993)	2,513,294
Structures, net	-	-	-	1,765,510	-	1,765,510
Other property, plant and equipment, net	-	-	815,358	316,762	-	1,132,120
Indefinite-lived intangibles - licenses	-	-	2,416,406	-	-	2,416,406
Indefinite-lived intangibles - permits	-	-	-	1,067,783	-	1,067,783
Other intangibles, net	-	-	970,926	495,620	-	1,466,546
Goodwill	-	-	3,348,299	853,888	-	4,202,187
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	879,108	(879,108)	-
Investment in subsidiaries	(9,053,312)	3,876,744	231,141	-	4,945,427	-
Other assets	-	109,231	51,920	686,900	(314,595)	533,456

Total Assets	$(9,053,312)	$7,994,630	$8,869,165	$7,854,088	$(567,269)	$15,097,302

Accounts payable	$-	$-	$45,289	$86,081	$-	$131,370
Accrued expenses	-	(133,481)	361,977	578,714	-	807,210
Intercompany payable(1)	-	-	3,084,544	-	(3,084,544)	-
Accrued interest	-	219,921	241	3,966	(29,284)	194,844
Deferred income	-	-	65,710	110,750	-	176,460
Current portion of long-term debt	-	437,735	-	15,999	-	453,734

Total Current Liabilities	-	524,175	3,557,761	795,510	(3,113,828)	1,763,618
Long-term debt	-	15,798,376	4,000	4,919,377	(691,274)	20,030,479
Long-term intercompany payable	-	879,108	-	-	(879,108)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	-	(175,925)	1,056,586	656,941	218	1,537,820
Other long-term liabilities	-	22,207	189,573	250,240	-	462,020
Total member’s interest (deficit)	(9,053,312)	(9,053,311)	3,099,245	1,232,020	5,078,723	(8,696,635)

Total Liabilities and Member’s Equity	$(9,053,312)	$7,994,630	$8,869,165	$7,854,088	$(567,269)	$15,097,302

(1)	The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

Guarantor's Income Statement

(In thousands)	Three Months Ended March 31, 2015
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$727,465	$621,660	$(4,561)	$1,344,564
Operating expenses:
Direct operating expenses	-	-	214,462	365,628	(1,571)	578,519
Selling, general and administrative expenses	-	-	288,874	130,304	(2,990)	416,188
Corporate expenses	-	2,694	45,841	28,753	-	77,288
Depreciation and amortization	-	-	76,041	94,412	-	170,453
Impairment charges	-	-	-	-	-	-
Other operating income, net	-	-	(3,530)	(5,444)	-	(8,974)

Operating income (loss)	-	(2,694)	98,717	(2,881)	-	93,142
Interest expense, net	-	370,114	16,800	54,064	793	441,771
Gain (loss) on marketable securities	-	-	579	-	-	579
Equity in earnings (loss) of nonconsolidated affiliates	(384,173)	(33,483)	(20,873)	522	438,338	331
Gain (loss) on extinguishment of debt	-	(2,201)	-	-	-	(2,201)
Other income (expense), net	-	-	21	19,870	-	19,891

Income (loss) before income taxes	(384,173)	(408,492)	61,644	(36,553)	437,545	(330,029)
Income tax benefit (expense)	-	24,319	(97,360)	16,436	-	(56,605)

Consolidated net income (loss)	(384,173)	(384,173)	(35,716)	(20,117)	437,545	(386,634)
Less amount attributable to noncontrolling interest	-	-	(2,233)	565	-	(1,668)

Net income (loss) attributable to the Company	$(384,173)	$(384,173)	$(33,483)	$(20,682)	$437,545	$(384,966)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	13,850	(96,009)	-	(82,159)
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	-	-	-	(1,384)	2,206	822
Unrealized holding gain on cash flow derivatives	-	-	-	-	-	-
Other adjustments to comprehensive income (loss)	-	-	-	(1,154)	-	(1,154)
Reclassification adjustment for realized gain on securities included in consolidated net income (loss)	-	-	-	-	-	-
Equity in subsidiary comprehensive income (loss)	(78,344)	(78,344)	(100,846)	-	257,534	-

Comprehensive income (loss)	(462,517)	(462,517)	(120,479)	(119,229)	697,285	(467,457)
Less amount attributable to noncontrolling interest	-	-	(8,652)	2,299	-	(6,353)

Comprehensive income (loss) attributable to the Company	$(462,517)	$(462,517)	$(111,827)	$(121,528)	$697,285	$(461,104)

(In thousands)	Three Months Ended March 31, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$705,354	$642,291	$(5,097)	$1,342,548
Operating expenses:
Direct operating expenses	-	-	215,396	384,183	(1,891)	597,688
Selling, general and administrative expenses	-	-	281,311	136,531	(3,206)	414,636
Corporate expenses	-	2,688	39,320	30,697	-	72,705
Depreciation and amortization	-	-	75,779	99,092	-	174,871
Impairment charges	-	-	-	-	-	-
Other operating income, net	-	-	(2,489)	2,654	-	165

Operating income (loss)	-	(2,688)	91,059	(5,558)	-	82,813
Interest expense, net	-	365,228	13,005	43,918	8,963	431,114
Gain (loss) on marketable securities	-	-	-	51,078	(51,078)	-
Equity in earnings (loss) of nonconsolidated affiliates	(362,402)	(309)	(53,019)	(13,237)	415,641	(13,326)
Loss on extinguishment of debt	-	45,330	(48,366)	-	(880)	(3,916)
Other income (expense), net	-	(46)	614	1,840	(867)	1,541

Income (loss) before income taxes	(362,402)	(322,941)	(22,717)	(9,795)	353,853	(364,002)
Income tax benefit (expense)	-	(39,461)	13,707	(42,634)	-	(68,388)

Consolidated net income (loss)	(362,402)	(362,402)	(9,010)	(52,429)	353,853	(432,390)
Less amount attributable to noncontrolling interest	-	-	(8,701)	501	-	(8,200)

Net income (loss) attributable to the Company	$(362,402)	$(362,402)	$(309)	$(52,930)	$353,853	$(424,190)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(6,455)	4,238	-	(2,217)
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	-	-	-	99	985	1,084
Other adjustments to comprehensive income (loss)	-	(8,181)	-	11,490	-	3,309
Equity in subsidiary comprehensive income (loss)	4,154	12,335	10,543	-	(27,032)	-

Comprehensive income (loss)	(358,248)	(358,248)	3,779	(37,103)	327,806	(422,014)
Less amount attributable to noncontrolling interest	-	-	(66)	(2,897)	-	(2,963)

Comprehensive income (loss) attributable to the Company	$(358,248)	$(358,248)	$3,845	$(34,206)	$327,806	$(419,051)

(In thousands)	Year Ended December 31, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,348,477	$2,988,848	$(18,792)	$6,318,533
Operating expenses:
Direct operating expenses	-	-	940,428	1,607,507	(6,985)	2,540,950
Selling, general and administrative expenses	-	-	1,130,445	561,985	(11,807)	1,680,623
Corporate expenses	-	10,496	178,941	130,894	-	320,331
Depreciation and amortization	-	-	303,299	407,599	-	710,898
Impairment charges	-	-	20,646	3,530	-	24,176
Other operating income, net	-	-	32,772	7,259	-	40,031

Operating income (loss)	-	(10,496)	807,490	284,592	-	1,081,586
Interest expense, net	-	1,459,461	52,210	214,008	15,917	1,741,596
Gain (loss) on marketable securities	-	-	-	62,895	(62,895)	-
Equity in earnings (loss) of nonconsolidated affiliates	(722,412)	458,156	73,080	(8,889)	190,649	(9,416)
Gain (loss) on extinguishment of debt	-	127,707	(181,078)	-	10,024	(43,347)
Other income (expense), net	-	(90)	(4,397)	16,152	(2,561)	9,104

Income (loss) before income taxes	(722,412)	(884,184)	642,885	140,742	119,300	(703,669)
Income tax benefit (expense)	-	161,772	(179,835)	(40,426)	-	(58,489)

Consolidated net income (loss)	(722,412)	(722,412)	463,050	100,316	119,300	(762,158)
Less amount attributable to noncontrolling interest	-	-	4,894	26,709	-	31,603

Net income (loss) attributable to the Company	$(722,412)	$(722,412)	$458,156	$73,607	$119,300	$(793,761)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	20,569	(142,447)	-	(121,878)
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	-	-	3,924	3,447	(7,044)	327
Unrealized holding gain on cash flow derivatives	-	-	-	-	-	-
Other adjustments to comprehensive income (loss)	-	-	-	(11,438)	-	(11,438)
Reclassification adjustment for realized gain on securities included in consolidated net income (loss)	-	(8,181)	-	11,498	-	3,317
Equity in subsidiary comprehensive income (loss)	(101,548)	(93,367)	(140,694)	-	335,609	-

Comprehensive income (loss)	(823,960)	(823,960)	341,955	(65,333)	447,865	(923,433)
Less amount attributable to noncontrolling interest	-	-	(14,653)	(6,427)	-	(21,080)

Comprehensive income (loss) attributable to the Company	$(823,960)	$(823,960)	$356,608	$(58,906)	$447,865	$(902,353)

(In thousands)	Year Ended December 31, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,287,967	$2,973,493	$(18,416)	$6,243,044
Operating expenses:
Direct operating expenses	-	-	967,980	1,604,236	(7,196)	2,565,020
Selling, general and administrative expenses	-	-	1,092,683	557,465	(11,220)	1,638,928
Corporate expenses	-	10,819	178,296	124,399	-	313,514
Depreciation and amortization	-	-	326,185	404,643	-	730,828
Impairment charges	-	-	3,820	13,150	-	16,970
Other operating income, net	-	-	11	22,987	-	22,998

Operating income (loss)	-	(10,819)	719,014	292,587	-	1,000,782
Interest expense, net	-	1,396,249	39,991	171,682	41,529	1,649,451
Gain (loss) on marketable securities	-	-	170,133	(18)	(39,236)	130,879
Equity in earnings (loss) of nonconsolidated affiliates	(501,897)	439,900	(94,224)	(77,410)	155,935	(77,696)
Loss on extinguishment of debt	-	(87,868)	-	-	-	(87,868)
Other income (expense), net	-	(23,551)	25,534	258	(24,221)	(21,980)

Income (loss) before income taxes	(501,897)	(1,078,587)	780,466	43,735	50,949	(705,334)
Income tax benefit (expense)	-	576,690	(421,063)	(33,810)	-	121,817

Consolidated net income (loss)	(501,897)	(501,897)	359,403	9,925	50,949	(583,517)
Less amount attributable to noncontrolling interest	-	-	(768)	24,134	-	23,366

Net income (loss) attributable to the Company	$(501,897)	$(501,897)	$360,171	$(14,209)	$50,949	$(606,883)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	15,380	(48,381)	-	(33,001)
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	-	-	15,390	4,441	(3,255)	16,576
Unrealized holding gain on cash flow derivatives	-	48,180	-	-	-	48,180
Other adjustments to comprehensive income (loss)	-	-	-	6,732	-	6,732
Reclassification adjustment for realized gain on securities included in consolidated net income (loss)	-	-	(82,321)	(1,431)	-	(83,752)
Equity in subsidiary comprehensive income (loss)	(39,534)	(87,714)	(36,445)	-	163,693	-

Comprehensive income (loss)	(541,431)	(541,431)	272,175	(52,848)	211,387	(652,148)
Less amount attributable to noncontrolling interest	-	-	(282)	(2,194)	-	(2,476)

Comprehensive income (loss) attributable to the Company	$(541,431)	$(541,431)	$272,457	$(50,654)	$211,387	$(649,672)

(In thousands)	Year Ended December 31, 2012
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,288,779	$2,974,108	$(16,003)	$6,246,884
Operating expenses:
Direct operating expenses	-	-	898,939	1,613,571	(7,981)	2,504,529
Selling, general and administrative expenses	-	-	1,079,482	588,829	(8,022)	1,660,289
Corporate expenses	-	10,829	166,546	115,832	-	293,207
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Impairment charges	-	-	-	37,651	-	37,651
Other operating income (expense), net	-	-	(2,825)	50,952	-	48,127

Operating income (loss)	-	(10,829)	812,354	268,525	-	1,070,050
Interest expense, net	-	1,307,703	23,143	139,824	78,353	1,549,023
Loss on marketable securities	-	(1)	(2,001)	(2,578)	-	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	(336,674)	492,819	(174,774)	19,464	17,722	18,557
Loss on extinguishment of debt	-	(33,652)	-	(221,071)	-	(254,723)
Other income (expense), net	-	(1)	3,960	5,743	(9,452)	250

Income (loss) before income taxes	(336,674)	(859,367)	616,396	(69,741)	(70,083)	(719,469)
Income tax benefit (expense)	-	522,693	(246,380)	31,966	-	308,279

Consolidated net income (loss)	(336,674)	(336,674)	370,016	(37,775)	(70,083)	(411,190)
Less amount attributable to noncontrolling interest	-	-	(10,613)	23,902	-	13,289

Net income (loss) attributable to the Company	$(336,674)	$(336,674)	$380,629	$(61,677)	$(70,083)	$(424,479)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(399)	40,641	-	40,242
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	25,676	(8,151)	5,578	23,103
Unrealized holding gain on cash flow derivatives	-	52,112	-	-	-	52,112
Other adjustments to comprehensive income (loss)	2	(2)	-	1,135	-	1,135
Reclassification adjustment for realized loss on securities included in consolidated net income (loss)	-	-	-	2,045	-	2,045
Equity in subsidiary comprehensive income (loss)	107,179	55,069	33,967	-	(196,215)	-

Comprehensive income (loss)	(229,493)	(229,495)	439,873	(26,007)	(260,720)	(305,842)
Less amount attributable to noncontrolling interest	-	-	4,175	1,703	-	5,878

Comprehensive income (loss) attributable to the Company	$(229,493)	$(229,495)	$435,698	$(27,710)	$(260,720)	$(311,720)

(In thousands)

Guarantor's Cash Flow Statement

(In thousands)	Three Months Ended March 31, 2015
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(384,173)	$(384,173)	$(35,716)	$(20,117)	$437,545	$(386,634)
Reconciling items:
Impairment charges	-	-	-	-	-	-
Depreciation and amortization	-	-	76,041	94,412	-	170,453
Deferred taxes	-	37,483	(26,668)	5,405	-	16,220
Provision for doubtful accounts	-	-	3,907	2,541	-	6,448
Amortization of deferred financing charges and note discounts, net	-	13,982	-	827	793	15,602
Share-based compensation	-	-	599	1,925	-	2,524
Gain on disposal of operating assets	-	-	1,907	(1,355)	-	552
(Gain) loss on marketable securities	-	-	(579)	-	-	(579)
Equity in (earnings) loss of nonconsolidated affiliates	384,173	33,483	20,873	(522)	(438,338)	(331)
Loss on extinguishment of debt	-	2,201	-	-	-	2,201
Other reconciling items, net	-	-	65	(20,098)	-	(20,033)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	80,343	33,740	-	114,083
Increase (decrease) in accrued expenses	-	35,704	(14,049)	(85,112)	-	(63,457)
Increase (decrease) in accounts payable	-	-	2,018	4,266	-	6,284
Increase (decrease) in accrued interest	-	(85,528)	-	(489)	12,701	(73,316)
Increase (decrease) in deferred income	-	-	8,223	40,400	-	48,623
Changes in other operating assets and liabilities	-	(2,135)	(39,551)	(20,465)	(12,701)	(74,852)

Net cash provided by (used for) operating activities	-	(348,983)	77,413	35,358	-	(236,212)

Cash flows from investing activities:
Proceeds from sale of other investments	-	-	579	-	-	579
Purchases of businesses	-	-	-	-	-	-
Purchases of property, plant and equipment	-	-	(14,604)	(41,851)	-	(56,455)
Proceeds from disposal of assets	-	-	31,665	938	-	32,603
Purchases of other operating assets	-	-	(1,935)	(29)	-	(1,964)
Dividends from subsidiaries	6	-	-	-	(6)	-
Change in other, net	-	-	(5,331)	(20,400)	20,400	(5,331)

Net cash provided by (used for) investing activities	6	-	10,374	(61,342)	20,394	(30,568)

Cash flows from financing activities:
Draws on credit facilities	-	120,000	-	-	-	120,000
Payments on credit facilities	-	-	-	(1,859)	-	(1,859)
Intercompany funding	-	220,222	(263,529)	43,307	-	-
Proceeds from long-term debt	-	950,000	-	-	-	950,000
Payments on long-term debt	-	(931,222)	(39)	(13)	-	(931,274)
Payments to purchase additional noncontrolling interests	-	-	-	-	(20,400)	(20,400)
Dividends and other payments to noncontrolling interests	-	(6)	-	(2,119)	6	(2,119)
Deferred financing charges	-	(10,011)	-	-	-	(10,011)
Change in other, net	(6)	-	-	650	-	644

Net cash provided by (used for) financing activities	(6)	348,983	(263,568)	39,966	(20,394)	104,981

Effect of exchange rate changes on cash	-	-	-	(6,211)	-	(6,211)

Net decrease in cash and cash equivalents	-	-	(175,781)	7,771	-	(168,010)
Cash and cash equivalents at beginning of period	-	7	225,402	231,615	-	457,024

Cash and cash equivalents at end of period	$-	$7	$49,621	$239,386	$-	$289,014

(In thousands)	Three Months Ended March 31, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(362,402)	$(362,402)	$(9,010)	$(52,429)	$353,853	$(432,390)
Reconciling items:
Impairment charges	-	-	-	-	-	-
Depreciation and amortization	-	-	75,779	99,092	-	174,871
Deferred taxes	-	60,033	(22,461)	(12,264)	-	25,308
Provision for doubtful accounts	-	-	1,882	1,536	-	3,418
Amortization of deferred financing charges and note discounts, net	-	36,143	-	(13,886)	8,963	31,220
Share-based compensation	-	-	1,026	2,010	-	3,036
Gain on disposal of operating assets	-	-	2,489	(2,654)	-	(165)
(Gain) loss on marketable securities	-	-	-	(51,078)	51,078	-
Equity in (earnings) loss of nonconsolidated affiliates	362,402	309	53,019	13,237	(415,641)	13,326
Loss on extinguishment of debt	-	(45,330)	48,366	-	880	3,916
Other reconciling items, net	-	-	319	(1,896)	-	(1,577)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	98,808	50,599	-	149,407
Increase in accrued expenses	-	112,909	(122,159)	(30,474)	-	(39,724)
Increase (decrease) in accounts payable	-	-	(4,886)	12,894	-	8,008
Increase (decrease) in accrued interest	-	(56,600)	46	(1,915)	18,730	(39,739)
Increase in deferred income	-	-	18,118	43,407	-	61,525
Changes in other operating assets and liabilities	-	(1,690)	(22,930)	(9,652)	(17,816)	(52,088)

Net cash provided by (used for) operating activities	-	(256,628)	118,406	46,527	47	(91,648)

Cash flows from investing activities:
Purchases of property, plant and equipment	-	-	(28,764)	(38,644)	-	(67,408)
Purchases of other operating assets	-	-	(437)	67	-	(370)
Proceeds from sale of investment securities	-	-	-	430,701	(209,740)	220,961
Proceeds from disposal of assets	-	-	(997)	2,422	-	1,425
Dividends from subsidiaries	-	-	210,959	-	(210,959)	-
Change in other, net	596	-	(300)	(64,742)	62,492	(1,954)

Net cash provided by (used for) investing activities	596	-	180,461	329,804	(358,207)	152,654

Cash flows from financing activities:
Draws on credit facilities	-	-	-	820	-	820
Payments on credit facilities	-	(247,000)	-	(675)	-	(247,675)
Intercompany funding	-	505,805	(270,510)	(235,295)	-	-
Proceeds from long-term debt	-	-	-	-	209,975	209,975
Payments on long-term debt	-	(1,740)	-	(11)	(62,151)	(63,902)
Payments to purchase additional noncontrolling interests	-	-	-	-	-	-
Dividends and other payments to noncontrolling interests	-	-	-	(214,914)	210,959	(3,955)
Deferred financing charges	-	159	-	(4)	(1,219)	(1,064)
Change in other, net	(596)	(596)	-	413	596	(183)

Net cash provided by (used for) financing activities	(596)	256,628	(270,510)	(449,666)	358,160	(105,984)

Effect of exchange rate changes on cash	-	-	-	(2,431)	-	(2,431)

Net decrease in cash and cash equivalents	-	-	28,357	(75,766)	-	(47,409)
Cash and cash equivalents at beginning of period	-	9	182,152	525,990	-	708,151

Cash and cash equivalents at end of period	$-	$9	$210,509	$450,224	$-	$660,742

(In thousands)	Year Ended December 31, 2014
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(722,412)	$(722,412)	$463,050	$100,316	$119,300	$(762,158)
Reconciling items:
Impairment charges	-	-	20,646	3,530	-	24,176
Depreciation and amortization	-	-	303,299	407,599	-	710,898
Deferred taxes	-	105,872	(53,442)	(18,507)	-	33,923
Provision for doubtful accounts	-	-	6,982	7,185	-	14,167
Amortization of deferred financing charges and note discounts, net	-	92,277	-	(18,493)	15,917	89,701
Share-based compensation	-	-	2,970	7,743	-	10,713
Gain on disposal of operating assets	-	-	(36,711)	(7,801)	-	(44,512)
(Gain) loss on marketable securities	-	-	-	(62,895)	62,895	-
Equity in (earnings) loss of nonconsolidated affiliates	722,412	(458,156)	(73,080)	8,889	(190,649)	9,416
Loss on extinguishment of debt	-	(127,707)	181,078	-	(10,024)	43,347
Other reconciling items, net	-	-	71	(14,396)	-	(14,325)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	24,454	(38,352)	-	(13,898)
Increase (decrease) in accrued expenses	-	35,975	(13,923)	8,997	-	31,049
Increase (decrease) in accounts payable	-	-	10,804	(4,400)	-	6,404
Increase (decrease) in accrued interest	-	94,485	(2,998)	811	(3,738)	88,560
Increase (decrease) in deferred income	-	-	16,962	(5,674)	-	11,288
Changes in other operating assets and liabilities	-	(1,374)	20,674	(19,605)	6,672	6,367

Net cash provided by (used for) operating activities	-	(981,040)	870,836	354,947	373	245,116

Cash flows from investing activities:
Proceeds from sale of other investments	-	-	-	609,135	(372,517)	236,618
Purchases of businesses	-	-	502	339	-	841
Purchases of property, plant and equipment	-	-	(86,772)	(231,392)	-	(318,164)
Proceeds from disposal of assets	-	-	(2,588)	12,861	-	10,273
Purchases of other operating assets	-	-	(3,629)	(912)	-	(4,541)
Investments in subsidiaries	-	-	(125,000)	-	125,000	-
Dividends from subsidiaries	993	-	363,326	-	(364,319)	-
Change in other, net	-	-	(10,325)	(500,451)	497,067	(13,709)

Net cash provided by (used for) investing activities	993	-	135,514	(110,420)	(114,769)	(88,682)

Cash flows from financing activities:
Draws on credit facilities	-	65,000	-	3,010	-	68,010
Payments on credit facilities	-	(312,000)	-	(3,682)	-	(315,682)
Intercompany funding	-	1,215,783	(965,843)	(249,940)	-	-
Proceeds from long-term debt	-	2,080,450	-	-	(17,975)	2,062,475
Payments on long-term debt	-	(2,042,255)	2,743	(48)	(59,541)	(2,099,101)
Payments to purchase additional noncontrolling interests	-	-	-	-	(48,750)	(48,750)
Dividends and other payments to noncontrolling interests	-	(993)	-	(405,914)	366,880	(40,027)
Dividends paid	-	-	-	125,000	(125,000)	-
Deferred financing charges	-	(24,947)	-	(4)	(1,218)	(26,169)
Change in other, net	(993)	-	-	2,236	-	1,243

Net cash provided by (used for) financing activities	(993)	981,038	(963,100)	(529,342)	114,396	(398,001)

Effect of exchange rate changes on cash	-	-	-	(9,560)	-	(9,560)

Net decrease in cash and cash equivalents	-	(2)	43,250	(294,375)	-	(251,127)
Cash and cash equivalents at beginning of period	-	9	182,152	525,990	-	708,151

Cash and cash equivalents at end of period	$-	$7	$225,402	$231,615	$-	$457,024

(In thousands)	Year Ended December 31, 2013
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(501,897)	$(501,897)	$359,403	$9,925	$50,949	$(583,517)
Reconciling items:
Impairment charges	-	-	3,820	13,150	-	16,970
Depreciation and amortization	-	-	326,185	404,643	-	730,828
Deferred taxes	-	(96,806)	3,870	(65,234)	-	(158,170)
Provision for doubtful accounts	-	-	15,052	5,191	-	20,243
Amortization of deferred financing charges and note discounts, net	-	141,886	(3,621)	(55,452)	41,529	124,342
Share-based compensation	-	-	8,990	7,725	-	16,715
Gain on disposal of operating assets	-	-	(11)	(22,987)	-	(22,998)
(Gain) loss on marketable securities	-	-	(170,133)	18	39,236	(130,879)
Equity in (earnings) loss of nonconsolidated affiliates	501,897	(439,900)	94,224	77,410	(155,935)	77,696
Loss on extinguishment of debt	-	87,868	-	-	-	87,868
Other reconciling items, net	-	1	(111)	20,014	-	19,904
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	(72,752)	43,147	-	(29,605)
Increase in accrued expenses	-	-	8,072	18,033	-	26,105
Increase (decrease) in accounts payable	-	-	7,853	(10,473)	-	(2,620)
Increase (decrease) in accrued interest	-	11,714	321	4,087	(108)	16,014
Increase in deferred income	-	-	6,953	555	-	7,508
Changes in other operating assets and liabilities	-	(35,373)	40,257	(8,524)	108	(3,532)

Net cash provided by (used for) operating activities	-	(832,507)	628,372	441,228	(24,221)	212,872

Cash flows from investing activities:
Proceeds from sale of other investments	-	-	75	355,073	(219,577)	135,571
Purchases of businesses	-	-	(97)	-	-	(97)
Purchases of property, plant and equipment	-	-	(118,024)	(206,502)	-	(324,526)
Proceeds from disposal of assets	-	-	39,464	42,134	-	81,598
Purchases of other operating assets	-	-	(11,049)	(10,483)	-	(21,532)
Dividends from subsidiaries	-	329,867	200,785	-	(530,652)	-
Change in other, net	(270)	-	(1,236)	(3,143)	270	(4,379)

Net cash provided by (used for) investing activities	(270)	329,867	109,918	177,079	(749,959)	(133,365)

Cash flows from financing activities:
Draws on credit facilities	-	269,500	-	2,752	-	272,252
Payments on credit facilities	-	(22,500)	-	(4,815)	-	(27,315)
Intercompany funding	-	1,160,225	(805,529)	(378,917)	24,221	-
Proceeds from long-term debt	-	575,000	-	-	-	575,000
Payments on long-term debt	-	(1,461,811)	-	(6,626)	219,577	(1,248,860)
Payments to purchase additional noncontrolling interests	-	-	-	(61,143)	-	(61,143)
Dividends and other payments to noncontrolling interests	-	-	-	(91,887)	-	(91,887)
Dividends paid	-	-	(84,377)	(446,275)	530,652	-
Deferred financing charges	-	(18,046)	-	(344)	-	(18,390)
Change in other, net	270	270	-	4,191	(270)	4,461

Net cash provided by (used for) financing activities	270	502,638	(889,906)	(983,064)	774,180	(595,882)

Effect of exchange rate changes on cash	-	-	-	(484)	-	(484)

Net decrease in cash and cash equivalents	-	(2)	(151,616)	(365,241)	-	(516,859)
Cash and cash equivalents at beginning of period	-	11	333,768	891,231	-	1,225,010

Cash and cash equivalents at end of period	$-	$9	$182,152	$525,990	$-	$708,151

(In thousands)	Year Ended December 31, 2012
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(336,674)	$(336,674)	$370,016	$(37,775)	$(70,083)	$(411,190)
Reconciling items:
Impairment charges	-	-	-	37,651	-	37,651
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Deferred taxes	-	(164,449)	20,143	(160,305)	-	(304,611)
Provision for doubtful accounts	-	-	4,459	7,256	-	11,715
Amortization of deferred financing charges and note discounts, net	-	196,549	(7,534)	(103,271)	78,353	164,097
Share-based compensation	-	-	17,951	10,589	-	28,540
(Gain) loss on disposal of operating assets	-	-	2,825	(50,952)	-	(48,127)
Loss on marketable securities	-	1	2,001	2,578	-	4,580
Equity in (earnings) loss of nonconsolidated affiliates	336,674	(492,819)	174,774	(19,464)	(17,722)	(18,557)
Loss on extinguishment of debt	-	33,652	-	221,071	-	254,723
Other reconciling items, net	-	-	(7,707)	21,941	-	14,234
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	12,256	(46,494)	-	(34,238)
Increase in accrued expenses	-	-	9,432	25,442	-	34,874
Increase in accounts payable	-	-	11,312	2,551	-	13,863
Increase (decrease) in accrued interest	-	21,731	-	(2,377)	869	20,223
Increase in deferred income	-	-	9,521	23,961	-	33,482
Changes in other operating assets and liabilities	-	(60,782)	(16,167)	32,406	(869)	(45,412)

Net cash provided by (used for) operating activities	-	(802,791)	931,915	365,460	(9,452)	485,132

Cash flows from investing activities:
Proceeds from sale of other investments	-	-	-	50,149	(50,149)	-
Purchases of businesses	-	-	(45,395)	(4,721)	-	(50,116)
Purchases of property, plant and equipment	-	-	(114,023)	(276,257)	-	(390,280)
Proceeds from disposal of assets	-	-	3,223	56,442	-	59,665
Purchases of other operating assets	-	-	(9,107)	(5,719)	-	(14,826)
Dividends from subsidiaries	-	1,925,661	1,916,209	-	(3,841,870)	-
Change in other, net	-	-	2,700	(4,857)	693	(1,464)

Net cash provided by (used for) investing activities	-	1,925,661	1,753,607	(184,963)	(3,891,326)	(397,021)

Cash flows from financing activities:
Draws on credit facilities	-	602,500	-	2,063	-	604,563
Payments on credit facilities	-	(1,928,051)	-	(3,368)	-	(1,931,419)
Intercompany funding	-	914,258	(896,192)	(18,066)	-	-
Proceeds from long-term debt	-	-	-	4,917,643	-	4,917,643
Payments on long-term debt	-	(695,342)	(927)	(2,700,786)	50,149	(3,346,906)
Payments to purchase additional noncontrolling interests	-	-	-	(7,040)	-	(7,040)
Dividends and other payments to noncontrolling interests	-	-	-	(251,665)	-	(251,665)
Dividends paid	-	-	(1,916,207)	(1,935,115)	3,851,322	-
Deferred financing charges	-	(13,629)	-	(69,988)	-	(83,617)
Change in other, net	-	(2,596)	-	6,381	(693)	3,092

Net cash used for financing activities	-	(1,122,860)	(2,813,326)	(59,941)	3,900,778	(95,349)

Effect of exchange rate changes on cash	-	-	-	3,566	-	3,566

Net increase (decrease) in cash and cash equivalents	-	10	(127,804)	124,122	-	(3,672)
Cash and cash equivalents at beginning of period	-	1	461,572	767,109	-	1,228,682

Cash and cash equivalents at end of period	$-	$11	$333,768	$891,231	$-	$1,225,010